Label	Element	Value
Document And Entity Information Elements	MJ_DocumentDocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	ETF Managers Trust
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Entity Central Index Key	dei_EntityCentralIndexKey	0001467831
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 07, 2020
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020